Credit facilities (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of bank loan

As of June 30, 2026 and December 31, 2025, bank loan consisted of the following:

Bank Name	Nature of Loan	December 31, 2025	June 30, 2026
		HK$’000	HK$’000

Bank of China (Hong Kong)	Revolving loan(1)	3,000	8,000
Total		3,000	8,000

(1)	This loan is a revolving loan up to HK$11,000,000, carries an interest of 1.5% below Hong Kong Dollar prime rate and is collateralized by a Hong Kong property jointly owned by Mr. Li Kin Shing (“Mr. Li”) and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premises located in Hong Kong was released since September 29, 2022.